Securities Act File No. 333-21962

ICA No. 811-138045

As filed with the Securities and Exchange Commission on January 28, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _	[ ]

Post-Effective Amendment No. 19	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 20	[ X ]

(Check Appropriate Box or Boxes)

Epiphany Funds

(Exact Name of Registrant as Specified in Charter)

106 Decker Court

Suite 226

Irving, Texas 75062

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 944-4606

Samuel J. Saladino III

106 Decker Court

Suite 226

Irving, Texas 75062

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(  )  immediately upon filing pursuant to paragraph (b).

(  )  on (date) pursuant to paragraph (b).

(  )  60 days after filing pursuant to paragraph (a)(1).

(  )  on (date) pursuant to paragraph (a)(1).

(  )  75 days after filing pursuant to paragraph (a)(2).

(  )  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 18 to its Registration Statement until February 4, 2013.  Post-Effective Amendment No. 18 to the Trust’s Registration Statement relates to the Epiphany FFV Global Ecologic Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, filed on November 13, 2012, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the city of Irving, State of Texas on the 28th day of January 2013.

EPIPHANY FUNDS

(Registrant)

By:

/S/ C. Elizabeth Fahy

C. Elizabeth Fahy

Secretary and Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Samuel J. Saladino, III*	President, CEO and Trustee	January 28, 2013
Nancy Benson*	Treasurer (Principal Financial Officer / Principal Accounting Officer)	January 28, 2013
Robert Mitchell*	Trustee	January 28, 2013
Dr. William R. Reichenstein*	Trustee	January 28, 2013
Kenneth Dalton*	Trustee	January 28, 2013

*By:

/S/C. Elizabeth Fahy

C. Elizabeth Fahy

Attorney-in-Fact

Date:

January 28, 2013

*Attorney-in-Fact – Pursuant to Powers of Attorney

883440.2